Note 12 - Subordinated Debentures (Trust Preferred Securities) (Details) - Subordinated Debentures (Trust Preferred Securities) - Trust Preferred Securities Subject to Mandatory Redemption [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2015 USD ($)
Colony Bankcorp Statutory Trust III [Member]
Subordinated Borrowing [Line Items]
Issuance date	Jun. 17, 2004
Debt amount	$ 4,640
Total interest rate	3.20575%
Maturity date	Jun. 14, 2034
5-year call option	Jun. 17, 2009
Colony Bankcorp Capital Trust I [Member]
Subordinated Borrowing [Line Items]
Issuance date	Apr. 13, 2006
Debt amount	$ 5,155
Total interest rate	2.1067%
Maturity date	Apr. 13, 2036
5-year call option	Apr. 13, 2011
Colony Bankcorp Capital Trust II [Member]
Subordinated Borrowing [Line Items]
Issuance date	Mar. 12, 2007
Debt amount	$ 9,279
Total interest rate	2.2531%
Maturity date	Mar. 12, 2037
5-year call option	Mar. 12, 2012
Colony Bankcorp Capital Trust III [Member]
Subordinated Borrowing [Line Items]
Issuance date	Sep. 14, 2007
Debt amount	$ 5,155
Total interest rate	1.7219%
Maturity date	Sep. 14, 2037
5-year call option	Sep. 14, 2012
London Interbank Offered Rate (LIBOR) [Member] | Colony Bankcorp Statutory Trust III [Member]
Subordinated Borrowing [Line Items]
3 month LIBOR rate	0.52575%
Added points	2.68%
London Interbank Offered Rate (LIBOR) [Member] | Colony Bankcorp Capital Trust I [Member]
Subordinated Borrowing [Line Items]
3 month LIBOR rate	0.6067%
Added points	1.50%
London Interbank Offered Rate (LIBOR) [Member] | Colony Bankcorp Capital Trust II [Member]
Subordinated Borrowing [Line Items]
3 month LIBOR rate	0.6031%
Added points	1.65%
London Interbank Offered Rate (LIBOR) [Member] | Colony Bankcorp Capital Trust III [Member]
Subordinated Borrowing [Line Items]
3 month LIBOR rate	0.3219%
Added points	1.40%